SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund (SEIMX)
Short Duration Municipal Fund (SUMAX)
California Municipal Bond Fund (SBDAX)
Massachusetts Municipal Bond Fund (SMAAX)
New Jersey Municipal Bond Fund (SENJX)
New York Municipal Bond Fund (SENYX)
Pennsylvania Municipal Bond Fund (SEPAX)
Tax-Advantaged Income Fund (SEATX)

Supplement Dated August 12, 2010
to the Class A Shares Prospectus Dated December 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Fees and Expenses of the Intermediate-Term Municipal and Short Duration Municipal Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary sections of the Intermediate-Term Municipal and Short Duration Municipal Funds.

Notification of Change in Fees and Expenses of the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary sections of the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income Funds.

In the Purchasing, Exchanging and Selling Fund Shares section, the following paragraphs are added before the last paragraph in that section:

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

There are no other changes in the Purchasing, Exchanging and Selling Fund Shares section.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-684 (8/10)

SEI TAX EXEMPT TRUST

Pennsylvania Municipal Bond Fund (SEIPX)

Supplement Dated August 12, 2010
to the Class B Shares Prospectus Dated December 31, 2009

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Fees and Expenses of the Pennsylvania Municipal Bond Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class B Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary section of the Pennsylvania Municipal Bond Fund.

In the Purchasing, Exchanging and Selling Fund Shares section, the following paragraphs are added before the last paragraph in that section:

The Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for the Fund.

The purpose of the redemption fee is to offset the cost to the Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

There are no other changes in the Purchasing, Exchanging and Selling Fund Shares section.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-685 (8/10)

SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund
Short Duration Municipal Fund
Tax-Advantaged Income Fund

Supplement Dated August 12, 2010
to the Class G Shares Prospectus Dated December 31, 2009

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Fees and Expenses of the Intermediate-Term Municipal and Short Duration Municipal Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary sections of the Intermediate-Term Municipal and Short Duration Municipal Funds.

Notification of Change in Fees and Expenses of the Tax-Advantaged Income Fund.

In the Fund Summary section for the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary section of the Tax-Advantaged Income Fund.

In the Purchasing, Exchanging and Selling Fund Shares section, the following paragraphs are added before the last paragraph in that section:

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

There are no other changes in the Purchasing, Exchanging and Selling Fund Shares section.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-686 (8/10)